ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 463,411		$ 546,229
Less: allowances for credit losses	(333,792)	[1]	(258,019)	[1]	$ (228,344)	$ (234,485)
Accounts receivable, net	129,619		288,210
Non-current portion	0		(3,877)
Current portion	129,619		284,333
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	460,863		538,911
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,011		4,369
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,537		$ 2,949

[1]	As of December 31, 2020 and 2019, the allowances for credit losses of $16,517 and $25,026 are recorded as a reduction of the long-term receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.